Financial Risk Management - Summary of Exposure to Foreign Currency Risk (Detail)	Jun. 30, 2020 AUD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 EUR (€)	Jun. 30, 2019 AUD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€)
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Cash in bank	$ 12,793,272			$ 3,735,995
Currency Risk [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Cash in bank		$ 5,109,237	€ 5,648,580		$ 10,023,299	€ 1,556,444
Trade and other receivables			1,201,913		85,555	3,740,827
Trade and other payables		$ (404,525)	€ (581,556)		$ (921,843)	€ (1,267,647)